NON-CASH TRANSACTIONS (Detail) (USD $)	1 Months Ended			2 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Feb. 29, 2012	Dec. 31, 2009	Feb. 29, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Amount of Accrued Interest Added to Principal Balances of Original Notes		$ 838,601
Debt Conversion, Original Debt, Amount (in Dollars)		10,811,500	1,131,399
Debt Conversion, Original Debt, Interest Amount Converted		974,311
Adjustments to Additional Paid in Capital, Other		405,602
Adjustments to Additional Paid in Capital, Warrant Issued		237,299		383,204			649,734	120,218
Debt Instrument, Convertible, Beneficial Conversion Feature				383,204			163,633
Transfer from Inventory to Property and Equipment					266,131	348,455	550,105	173,870
Stock Issued During Period, Shares, Settlement of Accounts Payable and Purchase of Assets (in Shares)	1,500,000
Accounts Payable, Amount Settled through Noncash Transactions During Period	612,500
Noncash or Part Noncash Acquisition, Other Assets Acquired	1,050,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			195,868
Deferred Offering Costs (in Dollars)			313,007				66,500
The 2011 Junior Secured Convertible Note Payable [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature							$ 163,633